Quarterly Holdings Report
for
Fidelity® Leveraged Company Stock Fund
April 30, 2024
LSF-NPRT3-0624
1.800341.120
Common Stocks - 99.2%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 7.9%
Entertainment - 2.1%
Netflix, Inc. (a)	58,600	32,268
The Walt Disney Co.	111,000	12,332
Warner Bros Discovery, Inc. (a)	423,900	3,120
		47,720
Interactive Media & Services - 5.3%
Alphabet, Inc. Class A	83,100	13,527
Cars.com, Inc. (a)	475,500	7,946
Meta Platforms, Inc. Class A	230,100	98,985
		120,458
Media - 0.5%
Nexstar Media Group, Inc. Class A	76,843	12,299
TOTAL COMMUNICATION SERVICES		180,477
CONSUMER DISCRETIONARY - 15.4%
Automobiles - 1.2%
BYD Co. Ltd. (H Shares)	1,021,000	27,988
Broadline Retail - 2.1%
Amazon.com, Inc. (a)	267,800	46,865
Hotels, Restaurants & Leisure - 4.7%
Airbnb, Inc. Class A (a)	118,100	18,727
Booking Holdings, Inc.	3,200	11,046
Boyd Gaming Corp. (b)	710,522	38,020
Flutter Entertainment PLC (a)	61,200	11,414
Red Rock Resorts, Inc.	330,600	17,561
Studio City International Holdings Ltd.:
ADR (a)(c)	631,958	4,702
(NYSE) ADR (a)	692,929	5,155
		106,625
Household Durables - 1.9%
D.R. Horton, Inc.	42,600	6,070
PulteGroup, Inc.	70,300	7,833
TopBuild Corp. (a)	72,900	29,500
		43,403
Specialty Retail - 3.8%
Dick's Sporting Goods, Inc.	166,200	33,396
Lowe's Companies, Inc.	93,700	21,363
Valvoline, Inc. (a)	301,800	12,833
Williams-Sonoma, Inc.	67,200	19,272
		86,864
Textiles, Apparel & Luxury Goods - 1.7%
Crocs, Inc. (a)	155,000	19,277
Tapestry, Inc.	480,200	19,170
		38,447
TOTAL CONSUMER DISCRETIONARY		350,192
CONSUMER STAPLES - 1.9%
Beverages - 0.6%
Celsius Holdings, Inc. (a)	190,200	13,556
Consumer Staples Distribution & Retail - 1.3%
Performance Food Group Co. (a)	77,000	5,227
U.S. Foods Holding Corp. (a)	500,800	25,165
		30,392
TOTAL CONSUMER STAPLES		43,948
ENERGY - 4.6%
Oil, Gas & Consumable Fuels - 4.6%
Antero Resources Corp. (a)	582,800	19,821
Canadian Natural Resources Ltd.	152,700	11,571
Cheniere Energy, Inc.	297,022	46,876
Diamondback Energy, Inc.	76,500	15,386
Permian Resource Corp. Class A	618,800	10,365
		104,019
FINANCIALS - 13.3%
Capital Markets - 1.4%
Coinbase Global, Inc. (a)	57,400	11,706
Moody's Corp.	55,400	20,516
		32,222
Consumer Finance - 1.7%
OneMain Holdings, Inc. (b)	729,900	38,035
Financial Services - 7.2%
Apollo Global Management, Inc.	401,000	43,460
Block, Inc. Class A (a)	221,400	16,162
Fiserv, Inc. (a)	334,100	51,007
MasterCard, Inc. Class A	43,000	19,402
Visa, Inc. Class A	131,000	35,188
		165,219
Insurance - 3.0%
Arthur J. Gallagher & Co.	291,900	68,506
TOTAL FINANCIALS		303,982
HEALTH CARE - 2.6%
Health Care Equipment & Supplies - 1.1%
Boston Scientific Corp. (a)	334,400	24,033
Health Care Providers & Services - 0.5%
Tenet Healthcare Corp. (a)	102,109	11,466
Life Sciences Tools & Services - 1.0%
IQVIA Holdings, Inc. (a)	101,500	23,525
TOTAL HEALTH CARE		59,024
INDUSTRIALS - 17.1%
Aerospace & Defense - 0.7%
TransDigm Group, Inc.	12,900	16,100
Building Products - 4.3%
Builders FirstSource, Inc. (a)	97,500	17,825
Carlisle Companies, Inc.	74,700	29,002
Fortune Brands Innovations, Inc.	304,900	22,288
Simpson Manufacturing Co. Ltd.	56,700	9,860
Trane Technologies PLC	63,100	20,024
		98,999
Construction & Engineering - 2.6%
Comfort Systems U.S.A., Inc.	70,900	21,937
EMCOR Group, Inc.	32,700	11,679
Willscot Mobile Mini Holdings (a)	695,800	25,717
		59,333
Electrical Equipment - 4.4%
Eaton Corp. PLC	105,700	33,640
Nextracker, Inc. Class A (a)	100,800	4,313
nVent Electric PLC	287,900	20,749
Vertiv Holdings Co. (b)	443,100	41,208
		99,910
Ground Transportation - 0.8%
Uber Technologies, Inc. (a)	262,800	17,416
Machinery - 1.8%
Parker Hannifin Corp.	76,900	41,904
Marine Transportation - 0.0%
Genco Shipping & Trading Ltd.	831	18
Passenger Airlines - 0.5%
Air Canada (a)	342,300	5,053
Delta Air Lines, Inc.	126,100	6,314
		11,367
Trading Companies & Distributors - 2.0%
Core & Main, Inc. (a)	216,200	12,209
FTAI Aviation Ltd.	210,100	14,751
GMS, Inc. (a)	64,200	5,940
United Rentals, Inc.	18,100	12,091
		44,991
TOTAL INDUSTRIALS		390,038
INFORMATION TECHNOLOGY - 24.9%
Communications Equipment - 0.9%
Arista Networks, Inc. (a)	78,100	20,037
Electronic Equipment, Instruments & Components - 1.1%
CDW Corp.	105,500	25,516
Semiconductors & Semiconductor Equipment - 11.9%
ASML Holding NV (depository receipt)	19,600	17,100
Broadcom, Inc.	23,100	30,036
KLA Corp.	14,100	9,719
Lam Research Corp.	30,400	27,190
Marvell Technology, Inc.	286,900	18,910
Microchip Technology, Inc.	123,800	11,387
NVIDIA Corp.	98,800	85,365
NXP Semiconductors NV	97,800	25,055
ON Semiconductor Corp. (a)	662,759	46,499
		271,261
Software - 10.5%
Adobe, Inc. (a)	48,600	22,494
DoubleVerify Holdings, Inc. (a)	438,100	12,836
Dynatrace, Inc. (a)	315,500	14,295
Gen Digital, Inc.	265,700	5,351
Microsoft Corp.	192,600	74,985
Monday.com Ltd. (a)	63,600	12,041
Oracle Corp.	192,800	21,931
Palo Alto Networks, Inc. (a)	79,200	23,038
Salesforce, Inc.	68,100	18,315
Synopsys, Inc. (a)	27,200	14,432
UiPath, Inc. Class A (a)	1,011,800	19,194
		238,912
Technology Hardware, Storage & Peripherals - 0.5%
Dell Technologies, Inc.	90,400	11,267
TOTAL INFORMATION TECHNOLOGY		566,993
MATERIALS - 4.8%
Chemicals - 1.7%
Olin Corp.	355,100	18,565
The Chemours Co. LLC	542,928	14,523
Westlake Corp.	46,200	6,808
		39,896
Construction Materials - 1.5%
Eagle Materials, Inc.	140,000	35,099
Containers & Packaging - 0.8%
Graphic Packaging Holding Co.	668,800	17,288
Metals & Mining - 0.8%
ATI, Inc. (a)	295,900	17,665
TOTAL MATERIALS		109,948
UTILITIES - 6.7%
Electric Utilities - 3.6%
Constellation Energy Corp.	232,500	43,231
PG&E Corp.	2,220,102	37,986
		81,217
Independent Power and Renewable Electricity Producers - 3.1%
Vistra Corp.	927,700	70,357
TOTAL UTILITIES		151,574
TOTAL COMMON STOCKS (Cost $1,530,298)		2,260,195

Money Market Funds - 2.1%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (d)	22,360,283	22,365
Fidelity Securities Lending Cash Central Fund 5.39% (d)(e)	25,084,917	25,087
TOTAL MONEY MARKET FUNDS (Cost $47,449)		47,452

TOTAL INVESTMENT IN SECURITIES - 101.3% (Cost $1,577,747)	2,307,647
NET OTHER ASSETS (LIABILITIES) - (1.3)%	(29,175)
NET ASSETS - 100.0%	2,278,472

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,702,000 or 0.2% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	29,145	400,464	407,243	1,257	-	(1)	22,365	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	5,568	308,194	288,675	14	-	-	25,087	0.1%
Total	34,713	708,658	695,918	1,271	-	(1)	47,452

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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